OTHER LOSSES - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER LOSSES - NET [abstract]
Loss on disposal of fixed assets - net	¥ (77,026)			¥ (133,073)	¥ (49,008)
Interest income from banks	18,974			24,772	38,145
Dividend income on available-for-sale investments	6,473			5,884	5,884
Government grants	13,272			9,769	7,349
Impairment of fixed assets (Note 6)	(11,185)				(80,393)
Loss arising from business combination					(45,073)
Impairment of construction-in-progress (Note 7)				(5,662)	(2,434)
Income from compensation	295			749	1,167
Impairment of trade receivables (Note 18)	(5,904)			(6)
Unwinding of interest accrued on long-term receivable	2,868			2,602
Others	3,756			(13,305)	9,736
Other losses, net	¥ (48,477)	$ (7,451)		¥ (108,270)	¥ (114,627)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.